Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of (loss) income before income taxes

(Loss) income before income taxes consists of:

	Year Ended December 31,
	(Amount in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Mainland China	846,584	686,188	588,048	85,259
Hong Kong	345,758	584,236	389,517	56,475
Cayman Islands	(1,811,849)	(66,140)	39,463	5,721
Others	34,188	93,758	132,521	19,212
Total	(585,319)	1,298,042	1,149,549	166,667

Schedule of tax expense

The tax expense comprises:

	Year Ended December 31,
	(Amount in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current Tax	324,620	413,603	354,108	51,341
Deferred Tax	(66,160)	(119,663)	(87,000)	(12,614)
Total	258,460	293,940	267,108	38,727

Schedule of reconciliation between the statutory tax rate to (loss) income before income taxes and the actual provision for income taxes

Reconciliation between the statutory tax rate to (loss) income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2020	2021	2022
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(0.33)%	0.18%	(0.07)%
Effect of non-deductible settlement expenses	(78.12)%	0.40%	—
Effect of tax-free investment income	1.47%	(0.57)%	(0.72)%
Effect of different tax rate of subsidiary in other jurisdiction	6.44%	(4.85)%	(6.61)%
Effect of deferred tax asset allowance	(4.13)%	1.56%	7.22%
Effect of tax holidays	2.01%	(1.27)%	(0.92)%
Effect of income from equity in fund of fund	0.16%	2.91%	1.21%
Effect of dividend withholding tax	—	—	1.74%
Effect of true-ups	3.28%	(0.82)%	(3.36)%
Effect of others	0.06%	0.10%	(0.25)%
	(44.16)%	22.64%	23.24%

Schedule of aggregate amount and per share effect of the tax holidays

The aggregate amount and per share effect of the tax holidays (including effect of timing difference reversed in the year with different rate) are as follows:

	Year Ended December 31,
	(Amount in Thousands Except Shares Data)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Aggregate	11,753	16,422	10,594	1,536
Per share effect-basic	0.38	0.49	0.31	0.04
Per share effect-diluted	0.38	0.49	0.31	0.04

Schedule of principal components of the deferred income tax asset and liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and payroll	26,271	159,817	23,171
Tax loss carry forward	489,179	491,311	71,233
Unrealized other loss	4,895	5,876	852
Provision for impairment of investments	39,300	39,300	5,698
Provision for allowance of credit losses	45,750	42,050	6,097
Provision for contingent liability	—	24,750	3,588
Others	2,323	6,804	986
Gross deferred tax assets	607,718	769,908	111,625
Valuation allowance	(271,813)	(333,467)	(48,347)
Net deferred tax assets	335,905	436,441	63,278
Deferred tax liabilities:
Unrealized investment income	42,276	44,414	6,439
Dividend withholding tax	—	20,000	2,900
Acquired deferred tax liabilities (Note 7)	191,858	185,354	26,874
Net deferred tax liabilities (after offsetting)	234,134	249,768	36,213

Schedule of movements of valuation allowance of deferred tax assets

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
	(Amount in Thousands)
Balance at beginning of the year	56,653	60,628	271,813
Provided	24,196	20,275	94,856
Addition due to acquisition	—	193,826	—
Write off	(20,221)	(2,916)	(9,472)
Reverse	—	—	(23,730)
Balance at ending of the year	60,628	271,813	333,467